Zupkus & Angell, P.C.
The McCourt Mansion
555 East Eight Avenue
Denver, Colorado 80203

July 3, 2007

Alan W. Peryam, LLC
Of Counsel
Direct Dial: 303-866-0900

United States Securities and Exchange Commission 100 F Street, North East Washington, D.C. 20549 Attention: Anne Nguyen Parker

Re: Geovic Mining Corp. Registration Statement on Form 10 Filed May 14, 2007 File No. 000-52646

Ladies and Gentlemen:

This letter is submitted in connection with filing of Form 10 in response to the Staff’s comment letter dated June 11, 2007. As requested in the comment letter, we offer the following information concerning the numbered comments.

2.	Please comply with the executive compensation and related party disclosure requirements of Items 402 and 404 of Regulation S-K, as amended. Although we note that you provided a compensation discussion and analysis section under "Executive Compensation" on page 64, as required by the revised Item 402, the information does not appear to address all of the item's requirements.

Also, the tables you have provided do not appear to be in the required format nor do they contain the required information. Similarly, the disclosure provided under "Certain Relationships and Related Transactions" does not include all the information required by the revised Item 404. We are deferring our review of your disclosure of this information, including all disclosure under Item 6, Executive Compensation, until you have revised your disclosure pursuant to this comment.

United States Securities and Exchange Commission July 3, 2007 Page 2

Response:

We have made additional disclosure under Item 6, reformatted certain tables and included other tables omitted. We have omitted responses to some items where there was no such compensation or arrangement, or where a response would be “not applicable” or “none,” as we understand is permitted under Item 402 of Regulation S-K. All compensation paid or payable to the named executive officers or any other officer or affiliate of the Issuer or its predecessors or any of the named executive officers is disclosed.

Business, page 3

3.	Briefly describe the business you conducted prior to the reverse take-over transaction and explain why the trading of your common stock was halted on August 8, 2006.

Response:

We have added disclosure about the business conducted by Resource Equity, Ltd. (the name of the Issuer prior to the RTO). We also included information as to why trading of our common stock was halted between August 8, 2006 and December 4, 2006. That information is also included in footnote 2 to the stock price table in Item 9.

4.	We note that you entered into a patent license agreement with Inco Limited on November 8, 2006. Disclose the length of the license agreement and discuss the importance of the license to your operations.

Response:

We have added the suggested disclosure concerning the patent license agreement.

Intercorporate Relationships; page 3

5.	Please discuss the business purpose for conducting the reverse take-over as described in this section and explain the relevancy of the proceedings that took place before the Grand Court of the Cayman Islands, which you describe on page 76. Also, explain the reason for creating Ironbark Capital Corporation prior to the take-over and later distributing, on a pro rata basis, shares of Ironbark to your security holders.

Response:

We have added disclosure as suggested concerning the reverse takeover transaction, including the continuance of Geovic Ltd. into the Cayman Islands, creation of Ironbark Capital Corporation and the distribution of the business assets of the

United States Securities and Exchange Commission July 3, 2007 Page 3

Company prior the RTO to the shareholders of Ironbark, who, it should noted, were the original shareholders of Resource Equity.

6.	Provide explanatory footnotes under the chart to identify the owner or owners of GeoCam's remaining 40% interest. Also briefly discuss the purpose for creating Pawnee Drilling, LLC, which you identify in the chart as a newly formed inactive company.

Response:

We have added suggested disclosure concerning the minority owners of GeoCam, by cross-referencing to other disclosure which identifies the minority owners. We have made no additional disclosure concerning Pawnee Drilling, as it is in fact a newly-formed inactive company. For the information of the Staff, Pawnee Drilling might be used in the future to acquire surface title on lands where the Company’s other subsidiary, Geovic Energy Corp., may be acquiring mineral interests for exploration. No plan or decision to do so has been made.

Geovic, Ltd., page 4

7.	Please discuss the status of the bankable final feasibility study for the Nkamouna project, which was commissioned to an unaffiliated consulting firm in 2006 or provide a cross-reference to a section of the filing where relevant information can be found.

Response:

We have made references in this filing to the fact that the bankable feasibility study is expected to be completed, and final reports received, in September 2007.

Competitive Conditions, page 8

8.	Discuss in more detail the different areas in which you compete with the identified competitors.

Response:

We have made additional disclosure as suggested in the comment.

United States Securities and Exchange Commission July 3, 2007 Page 4

Social or Environmental Policies, page 9

9.	Briefly discuss the results of the site-specific environmental study of the Nkamouna area or provide a cross-reference to a section discussing the results.

Response:

We have made additional disclosure as suggested in this comment. It is noted that subsequent to the time of the initial filing of Form 10, the environmental study has been approved by the appropriate Cameroon governmental entities and the required permits have been issued. We have disclosed this development in Item 1, under “Geovic, Ltd.”

Risk Factors, page 9

10.	It appears that you discuss under separate subheadings certain risk factors more than once. Please revise to eliminate the duplicative disclosure. For example, the following pairs of risk factors appear to address the same concerns:

"We are at an early stage of development and have no operating history as an independent company. Our future revenues and profits are uncertain" and "Limited Operating History"; and

"Mining exploration, development and operating activities are inherently hazardous" and "Mining is inherently dangerous."

Response:

We have combined similar risks and eliminated duplicate disclosure as suggested in the comment letter.

11.	Avoid general risks that apply to any registrant. You should discuss risks that are specific to you and your operations. For example, remove the risk factor entitled "The cost of compliance or failure to comply with the Sarbanes-Oxley Act of 2002 may adversely affect our business" on page 18.

Response:

We have eliminated general risks and changed disclosure where necessary to describe more specifically the risks that apply to Geovic Mining and its affiliated entities. We also eliminated general risks, as suggested.

United States Securities and Exchange Commission July 3, 2007 Page 5

12.	Ensure that each subheading discusses the risk described in the text of the risk factor as well as the facts giving rise to the risk. To illustrate, we note the following examples:

"Limited Operating History" on page 9;

"We hold 60% of GeoCam, which holds the Mining Permit in Cameroon" on page 10;

"We will depend on many outside service providers to place the Nkamouna deposit into production" on page 11;

"We cannot be certain that our operation, exploration, and evaluation activities will be commercially successful" on page 11;

"Mining exploration, development and operating activities are inherently dangerous" on page 11; and

"Reserve calculations are estimates only, subject to uncertainty due to factors including metal prices, inherent variability of the ore and recoverability of metal in the mining process" on page 12.

Response:

We have modified several subheadings to identify the risk described in the test, as suggested in the comment letter.

13.	Please eliminate language that mitigates or qualifies the risk that you present. For example, remove the clauses "there can be no assurance," "there is no certainty," "we cannot be certain," "beyond our control," "we are able to predict," and the term "inherent." Also avoid beginning sentences with "although" or "while."

Response:

We have modified the disclosure as suggested in the comment letter.

14.	Please explain the first paragraph on page 15. Is it your intent that only the risk factors following this paragraph relate to risks facing the company since the acquisition, and that the risk factors prior to this paragraph did not apply to the company prior to the acquisition? In addition, please note that you should disclose all material risks, not just "the most significant risks."

Response:

We noted that the referenced paragraph was somewhat duplicative and eliminated the paragraph. We modified the introduction to the risk factors to be consistent with the matters raised in this comment.

United States Securities and Exchange Commission July 3, 2007 Page 6

Our lack of operating experience may cause us difficulty in managing our growth, page 10

15.	Please clarify the statement, "We have owned a majority interest in GeoCam since its inception nearly a decade ago," on page 10, The statement appears inconsistent with your disclosure under "Intercorporate Relationships" on page 3, where you discuss your recent acquisition of Geovic.

Response:

We modified the disclosure referenced on page 10 and several other places in this filing to clarify that Geovic Mining is the publicly owned entity and that Geovic Ltd., the former privately owned entity, is now a wholly owned subsidiary through which the Registrant conducts its exploration and mining activities in Cameroon. Throughout Amendment No 1 to Form 10, references to “we” and “our” are intended to refer to Geovic Mining Corp., the Registrant, and Geovic refers to the subsidiary.

U.	S. Federal Laws, page 15

	16.	Please explain the relevance of this risk factor. Do you have any current intentions to acquire properties and mineral rights in the U.S.? If not, please delete this risk factor.

Response:

The Registrant does intend to seek and acquire mineral rights from BLM and other federal lands in the United States. We modified this risk factor slightly but left it in the disclosure.

Financial Information, page 19 Selected Financial Data, page l 9

17.	We note that you have presented selected financial data for the year ended December 31, 2006, 2005 and 2004. However, Item 301 of Regulation S-K requires you to present each of the last, five fiscal years or since inception.

Response:

A column has been added to the “Selected Financial Data” on page 19 labeled “Unaudited” and “Since Inception.” The additional column presents the same financial

United States Securities and Exchange Commission July 3, 2007 Page 7

information that is shown on the consolidated statement of operations on page F-3. We understand that with this modification applicable disclosure requirements are met.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 21

18.	Please supplement your overview to provide insight into material opportunities, challenges and risks, such as those presented by known material trends and uncertainties, on which the company's executives are most focused for both the short and long term. See Section III.A of SEC Release 33-8350 (Nov. 29, 2003).

Response:

We made additional disclosure as suggested by this comment.

19.	Your management's discussion and analysis should be more than a simple recitation of the line items in your balance sheet and cash flow statement. For example, your discussion of results of operations does not appear to provide investors much insight into the business reasons for your operating results.

Discuss, for example, the reasons for the higher operating expenses and exploration office costs in 2006 and the 'reasons for the reduction in metallurgical , studies in 2005. Please substantially revise your MD&A, with emphasis on both the discussion and the analysis of your financial condition and operating results.

Response:

We revised and made additional disclosure as suggested by this comment.

20.	We note that you are allocating a substantial amount of your available funds to "general corporate purposes." With a view to disclosure, please describe in some detail the general corporate purposes, if known, in which the allocated funds will be used.

Response:

We have clarified our intended use of the funds which will be available for general corporate purposes. Please note that we expect that project debt financing which we anticipate to become committed during 2008 will include the condition from the lenders that Registrant must have significant additional equity in GeoCam, or in the Nkamouna Project it holds. We intend the cash referred to will be available for that purpose, and have so noted in the referenced disclosure.

United States Securities and Exchange Commission July 3, 2007 Page 8

Cash Flows, Liquidity, Capital Resources and Obligations, page 23,

2006 Versus 2005

21.	Please briefly discuss why you received a grant from the United States Trade and Development Agency.

Response:

We modified the disclosure to show that we applied for available funding under a United States program which we understand was implemented for such purposes.

Disclosure Controls, page 26

22.	We note that you have provided disclosure regarding your disclosure controls and procedure, although the information is not required in a registration statement filed under the Exchange Act. If the disclosure is retained, please revise it to clarify whether or not your chief executive officer and acting chief financial officer have determined that your disclosure controls and procedures were effective. The statement indicating that your officers "evaluated and are satisfied with the effectiveness" of your disclosure controls and procedures does not clearly convey the officers' determination regarding effectiveness.

Response:

We have eliminated the referenced disclosure, as suggested in the comment letter.

Changes in Accounting Policies including Initial Adoption, page 26

23.	You state that you now classify all financial instruments as held-to-maturity, available-for-sale, held for trading or loans and receivables. Tell us how you classified these financial instruments prior to the change in policy, indicate when the change was implemented, and describe the effects on your financial statements.

Response:

The disclosure under the caption “Financial Instruments – Recognition and Measurement” on page 26 has been removed. This disclosure was carried forward from the Canadian GAAP consolidated financial statements erroneously. The disclosure is not

United States Securities and Exchange Commission July 3, 2007 Page 9

applicable under US GAAP as we have been following FAS 115 since inception. We note that there are no financial instruments other than cash and cash equivalents.

Directors and Executive Officers. page 60

24.	Please specify the period during which the named officers and directors have served Geovic Mining.

Response:

We have made additional disclosure as suggested in this comment.

Audit Committee, page 62

25.	Please disclose whether Mr. MacDonald is independent within the meaning of Item 407(a)(1) of Regulation S-K. In this regard, we note that you have determined that Mr. MacDonald qualifies as "independent," as defined in Rule 10A-3(b)(1) under the Exchange Act. '

Response:

We have made additional disclosure as suggested in this comment.

Procedures for Approval of Transactions with Related Persons, page 72

26.	Please expand to explain what the applicable law requires the board to consider before approving a related party transaction.

Response:

We have added disclosure to explain the legal requirements.

Recent Sales of Unregistered Securities, page 75

27.	Please confirm that prior to the Grand Court of the Cayman Island's hearing, you informed the court that you intended to rely on its fairness determination to conduct the share exchange transactions without registration in reliance on the exemption under Section 3(a)(10) of the Securities Act.

Response:

We added disclosure to confirm that prior to the Grand Court of the Cayman Island's hearing, the court was informed that Geovic intended to rely on its fairness

United States Securities and Exchange Commission July 3, 2007 Page 10

determination to conduct the share exchange transactions without registration in reliance on the exemption under Section 3(a)(10) of the Securities Act.

Exhibits, page 53

28.	We note that you have incorporated in the filing certain information from technical reports issued by Frederick Barnard, Richard Lambert, and Alan Noble. Please file as an exhibit the consent of these individuals indicating that you have been authorized to incorporate information from the reports in the registration statement.

Response:

Upon review we learned that the consulting firm, and not the referenced individuals, provided the reports referenced. We have deleted references to the individuals and include a written consent from Pincock, Allen & Holt, the consulting firmwith this filing.

Financial Statements, page F-3

General

29.	We note that you have included activity labeled "Since Inception" for your consolidated statement of operations and cash flows. Please revise the column headers to include the dates covered by this activity, Tell us whether this information is audited or unaudited. If audited, please make arrangements with your independent registered public accounting firm to obtain an audit report referencing this period. Otherwise, you will need to label the information as unaudited.

Response:

The column headers labeled “Since Inception” on the consolidated statements of operation and the consolidated statements of cash flows on pages F-3 and F-4 respectively, and other places in the Registration Statement have had the caption “Unaudited” added, and the dates covered by the activity have been included in the headers.

30.	Please update your financial statements to comply with Rule 3-12 of Regulation S-X.

United States Securities and Exchange Commission July 3, 2007 Page 11

Response:

As the re-filing of the Form 10 with the changes made in respect to the SEC comment letter is over 135 days past the December 31, 2006 year end, the form includes the statements of income and cash flows for the interim period ended March 31, 2007 and for the corresponding interim period of the preceding fiscal year, March 31, 2006, in accordance with US GAAP.

Statements of Operations, page F-3

31.	We note that you have included interest and other income as a revenue item. As these amounts do not appear to represent amounts earned in operating your business, please move them to below operating expenses, not as a revenue item.

Response:

As the “Interest and other income” line item from the Statement of Operations (F-3) does not relate to income from operations of the Company, the line item has been moved below “Operating expenses” as to not be disclosed under “Revenue.”

Statements of Stockholders' Equity (Deficiency), page F-5

32.	We note that Resource Equity Ltd. acquired all the issued and outstanding securities of Geovic Ltd. and Geovic Finance Corp. and accounted for this acquisition as a reverse take-over (RTO), with Geovic Ltd. being treated as the accounting acquirer. We understand that there were 22,446,466 outstanding shares of the legal entity immediately prior to the merger, based on the activity reflected in your equity statement. Given your disclosure in point (g) on page F11, indicating there were 2 shares issued for every one share of Geovic, it appears you will need to revise your statement of stockholders' equity to recast all share activity prior to the date of the merger based on the ratio of shares exchanged in the merger, similar to a reverse stock split, along with any adjustment to the par value of common shares. The RTO two-for-one stock exchange entry should then be eliminated. It appears that you should also align the book value of the net assets acquired in the recapitalization, identified as a net monetary assets of $32,777 on page F-12, with the entry showing the 1 million shares of Resource Equity Ltd.

Response:

The statement of shareholders’ equity presented on page F-5 has been recast to reflect the two for one stock exchange for all fiscal periods presented. This also included the elimination of the line item “RTO two-for-one stock exchange.”

United States Securities and Exchange Commission July 3, 2007 Page 12

Further, the line item “Shares issued to Resource Equity Ltd. shareholders” showing the issuance of one million shares has been changed to include the value of the net monetary assets acquired in the recapitalization. The dollar value associated with the one million shares issued to Resource Equity Ltd. shareholders has been changed to show the book value of the net monetary assets acquired of $32,777. This resulted in the reduction of the value associated with the line item “Subscription Receipt Financing” by $32,777.

Note 2 - Summary-of Significant Accounting Policies, page F-6,

Principles of Consolidation, page F-7

33.	We note that you have a 60% interest in Geovic Cameroon, PLC. Please include disclosures regarding your policy of accounting for the minority interest.

Response:

As at December 31, 2006, the Company’s 60% owned subsidiary Geovic Cameroon, PLC (“GeoCam”) had cumulative losses that exceeded its equity capital. As there is no obligation for the minority interest to make good on such losses, the minority interest is recorded as a nil balance and all further losses are charged against the Company. In response to the SEC comment, an additional disclosure was added clarifying the treatment of the minority interest in its current position and the treatment of the minority interest in the event that GeoCam returns to an accumulated profit position.

The following disclosure has been added to Note 4 “Exploration Costs”:

“The losses applicable to the minority interest in the Company’s 60% owned subsidiary currently exceed the equity capital of the subsidiary. The excess and further losses applicable to the minority interest shall be charged against the Company as there is no obligation for the minority interest to make good on such losses. As at December 31, 2006 the minority interest is nil and will remain nil until such time that the subsidiary returns to an accumulated profit position. At such time that the subsidiary returns to an accumulated profit position, the minority interest will be reported on the balance sheet in accordance with the equity method of consolidation.”

Exploration and Development Costs, page F-7

34.	We note your policy stating that exploration and development costs are expensed as incurred, except that you plan to capitalize costs after establishing that a mineral deposit is commercially mineable, and completing a "positive economic analysis" of the mineral deposit. Please note that costs incurred prior to establishing reserves are generally characterized as

United States Securities and Exchange Commission July 3, 2007 Page 13

exploration costs, rather than development costs, and are expensed as incurred under US GAAP. Development costs relate to constructing the infrastructure necessary to extract reserves and to prepare the mine for production. These may be capitalized for U.S. reporting purposes after the establishment of commercially minable reserves, as defined in Industry Guide 7. Please, modify your disclosure to clarify. Indicate whether you have reserves that comply with the proven and probable reserve definitions of Industry Guide 7.

Response:

The terms “exploration costs” and “development costs” have specific definitions based on whether the costs were incurred during the exploration stage or the development stage as defined by SEC Industry Guide 7. Based on the SEC comment, the disclosures relating to exploration and development costs has been modified to clarify the distinction between exploration costs and development costs.

As Note 4 “Exploration and Development Costs” relates solely to exploration costs, the Note has been modified to exclude reference to development costs within the body of the Note, and therefore the title has been changed to “Exploration Costs.”

The accounting policy disclosure relating to exploration and development costs on page F-7 has been clarified as follows:

“When it has been established that a mineral deposit is commercially mineable as defined in SEC Industry Guide 7, and a decision has been made to formulate a mining plan (which occurs upon completion of a positive economic analysis of the mineral deposit), the development costs subsequently incurred to develop the mine on the property prior to the start of the mining operations are capitalized. Capitalized amounts may be written down if future undiscounted cash flows, including potential sales proceeds, related to a mineral property are estimated to be less than the carrying value of the property.”

Foreign Currency Translation, page F-9

35.	We note your policy on foreign currency translation. Please clarify your functional currency and whether you have any foreign currency transactions requiring remeasurement, as discussed in paragraphs 10 and 15 of SFAS 52.

Response:

FAS 52, “Foreign Currency Translation” paragraph 5 requires that, “the assets, liabilities, and operations of a foreign entity shall be measured using the functional currency of that entity.” The implication of this statement is that if a foreign subsidiary’s books of record

United States Securities and Exchange Commission July 3, 2007 Page 14

are not maintained in their functional currency, they must be remeasured from the currency in which they are maintained to their functional currency prior to being translated to the reporting currency.

The first step in addressing this comment is to determine the currencies involved in each step of the translation process. The reporting currency is of the Company is USD and the books of GeoCam are maintained in USD. As GeoCam’s expenditures are mainly denominated in CFA and the books of record are maintained in USD, the functional currency of GeoCam remains to be determined. FAS 52 paragraph 5 provides guidance on the determination of functional currency by stating that “an entity's functional currency is the currency of the primary economic environment in which the entity operates; normally, that is the currency of the environment in which an entity primarily generates and expends cash.” Further, paragraph 6 provides, “for an entity with operations that are relatively self-contained and integrated within a particular country, the functional currency generally would be the currency of that country. However, the parent's currency generally would be the functional currency for foreign operations that are a direct and integral component or extension of the parent company's operations.”

Appendix A of FAS 52 details the following economic factors to consider in determining an entity’s functional currency:

Economic		Description of Economic Indicator for		Assessment of GeoCam
Indicator		Parent’s Currency		Functional Currency

Cash Flow	•	Cash flows related to the foreign	•	The Company advances USD at
		entity's individual assets and		the start of each month on
		liabilities directly impact the		submission & approval of the
		parent's cash flows on a current		monthly budgets. GeoCam
		basis and are readily available for		activities thereby directly impact
		remittance to the parent company.		parent cash flows on a current
basis.
Functional currency = USD

Sales Price	Not relevant as there have been no sales since inception of the Company, and none are expected until 2008/2009.

Sales Market	Not relevant as there have been no sales since inception of the Company, and none are expected until 2008/2009.

Expenses	•	Labour, materials, and other costs	•	The majority of expenses are
		for the foreign entity's products or		incurred in Cameroon in CFA.
services, on a continuing basis, are
primarily costs for components
obtained from the country in
		which the parent company is	Functional currency = CFA
located.

Financing	•	Financing is primarily from the	•	All financing has been provided

United States Securities
and Exchange Commission
July 3, 2007
Page 15

		parent, or funds generated by the	by the Company in USD.
		foreign entity's operations are not	GeoCam does not generate any
		sufficient to service existing debt	funds from operations to repay
		obligations without the infusion of	Geovic. No terms of repayment
		additional funds from the parent	have been established.
		company.	Functional currency = USD

Interco	•	There is a high volume of	• In addition to funding monthly
transactions		intercompany transactions and	operations, Geovic also incurs
&		there is an extensive	expenditures on behalf of
arrangements		interrelationship between the	GeoCam.
operations of the foreign entity
and the parent company.
Functional currency = USD

FAS 52 included the comment that, “the parent company's currency generally would be the functional currency for foreign operations that are a direct and integral component or extension of the parent company's operations.” As the Company conducts all of its exploration activity through GeoCam, and GeoCam could not continue operations without the operational and financial support of the Company, GeoCam is considered to be a direct and integral component or extension of the Company's operations.

Based on the above analysis, USD is the functional currency of GeoCam. The implication of this conclusion is that although the majority of GeoCam’s expenditures are denominated in CFA, the books of record, functional currency and reporting currency is USD. Therefore, there is no remeasurement needed as defined in FAS 52.

The foreign currency translation disclosure on page F-9 has been modified to clarify our accounting policy relating to foreign currency translation as follows:

“The Company and its subsidiaries, all of which are considered to be integrated, use the United States Dollar as their functional currency. The Company accounts for foreign currency transactions in accordance with SFAS No. 52, “Foreign Currency Translation.” Current assets and liabilities, as well as long-term monetary assets and liabilities denominated in foreign currencies are translated at the rates of exchange prevailing on the balance sheet date. Other consolidated balance sheet items are translated at the rate prevailing on the respective transaction dates. Transaction amounts denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the transaction dates. The resulting foreign exchange gains and losses are included in operations. As of December 31, 2006, the Company had no foreign currency transactions requiring remeasurement as defined in SFAS 52 paragraphs 10 and 15.”

United States Securities and Exchange Commission July 3, 2007 Page 16

Note 3 - Reverse Acquisition, page F-10

36.	Please modify your disclosure to reconcile between the proceeds from issuance of common and preferred stock of $12.5 million, reported in your Statements of Cash Flows, and the proceeds from equity financing discussed in points (a) and (c) of $4.5 million and $10.2 million. Also modify your disclosures on page 4, and elsewhere that you discuss funding activities, as necessary to show how the amounts mentioned reconcile to the figures reported in your statements of cash flows. Similarly, where you discuss proceeds in terms of a foreign currency (there are references of this nature on page 5), please include the U.S. dollar equivalent, since this is your reporting currency.

Response:

Based upon the SEC comments, as USD is the Company’s reporting currency, all instances that address share issuance proceeds during the fiscal period have been modified to include the USD equivalency, including the following:

  The Cdn share proceeds and/or underwriter’s commissions on pages: Page 5, Page 6, Page 76, Page 77, and F-24.
  The share proceeds referenced on Page 5, F-10, and F-11 (Cdn$11,000,000) have been changed to “Cdn$11.7 million”, and the corresponding US dollar amount ($10,209,424) has been changed to “$10.2 million” in order to be consistent with other references to these figures in the document.
  We noted that the USD equivalency had been included with respect to exercise price of the warrants referenced on F-24 in Note 12(c) and removed this as it does not refer to a price (and corresponding exchange rate) at a fixed date.
  The Cdn equivalent has been added relating to the expenses of the March 6, 2007 (Note 12(c) in order to be consistent with other sections of the document that disclose both the Cdn and USD equivalencies (ie. Note 12(g)).

The disclosures on F-10 and other related sections of the document that refer to equity financing activities have been modified to more clearly reconcile with the Statement of Cash Flows proceeds from common and preferred stock. The following shows the changes that were made to clarify the reconciliation between the note disclosures and Consolidated Statement of Cash Flows Financing section:

United States Securities
and Exchange Commission
July 3, 2007
Page 17

Revised “Cash Flows Financing Activities” Section F-4:

FINANCING ACTIVITIES
Decrease in bank overdraft	—
Cash paid to rescind exercise of stock options	(15,000)
Proceeds from RTO issuance of common and preferred stock	7,133,051
Proceeds from RTO allocated to stock purchase warrants	3,074,845
Proceeds from private placements	5,390,272
Proceeds from exercise of stock options	18,430
Cash paid for financing costs	(2,743,596)

Cash provided by the financing activities	12,858,002

“Note 3(j) Reverse Acquisition” F-11:

“based on the Initial Financing in the gross amount of Cdn$11.7 million ($10.2 million), shareholders of FinCo received 1 post-consolidated common share of Target Co for each of 9,000,001 common shares of FinCo. Upon conversion, the Company acquired the remaining assets of FinCo which consisted solely of cash ($0.7 million). The preferred shareholders of FinCo received 6,000,000 Target Co preferred shares, which are non-voting and not entitled to dividends, some or all of which becoming convertible into Target Co common shares upon completion of the Subsequent Financing (as defined below).

Buckovic received 1,250,010 Target Co post- reverse acquisition common shares (27,778 Target Co post-reverse acquisition common shares in exchange for each of his 45 GeoCam shares).

The total cash flows resulting from the RTO proceeds ($10.2 million) were allocated among subscription receipt financing ($5.9 million), share purchase warrants issued ($3.1 million), and shares issued to William Buckovic ($1.2 million).

Total cash flows resulting from other issuances during the fiscal period ($5.4 million) consisted of proceeds from the issuance of common shares ($0.2 million), the FG Group financing ($4.5 million), and the FinCo share conversion ($0.7 million) as discussed above”.

United States Securities and Exchange Commission July 3, 2007 Page 18

37.	We note your disclosure indicating that you exchanged I million "post transaction" shares for the I million shares of Resources Equity Ltd. that were outstanding, presumably immediately before the merger. Given your disclosures characterizing the event as an RTO, indicating this entity issued the shares in exchange for the GeoCam interests, it is unclear how shares of this entity subsequent to the transaction are any different than the shares before. Please revise your disclosure to clarify.

Response:

In response to the SEC comment, the following clarifying statement has been included in the Reverse Acquisition disclosure on page F-10 and F-11.

In the last paragraph on page F-11 beginning with “On November 30,” the following statement has been added after the statement that 1 million post transaction common shares of Geovic were exchanged for 1 million shares of Resource Equity Ltd. to clarify, “All issued and outstanding common stock of Resource equity were effectively eliminated in the transaction.”

Note 8 - Commitments and Contingencies, page F-20

38.	We note that you have received a letter from the Minister of Industry, Mines and Technological Development of the Republic of Cameroon requesting payment of surface area taxes of approximately $457,000 and a penalty of the same amount. Please disclose the amount you have accrued as a liability related to these taxes for the year end December 31, 2006. Please explain your basis of support for any unaccrued amounts using the guidance and terminology of SFAS 5. We note that you recorded income tax expense of $859,697 for the year ended December 31, 2006. Indicate the amount, if any, of surface area taxes included in the income tax expense line.

Response:

The Company has modified its commitment and contingencies disclosure on page F-20 to clarify the treatment of the surface taxes assessed by the Minister of Industry, Mines and Technological Development of the Republic of Cameroon as follows:

“GeoCam received a letter from the Minister of Industry, Mines and Technological Development of the Republic of Cameroon on March 20, 2006 requesting payment of surface area taxes of approximately $457,000 (CFA240,000,000) and a penalty of the same amount for the period from 2003 to 2005. GeoCam has disputed this amount based on its interpretation of the Mining Convention signed on July 31, 2002 that GeoCam is

United States Securities and Exchange Commission July 3, 2007 Page 19

only committed to pay this surface area tax once commercial exploitation begins. GeoCam has further disputed the amount of surface area subject to tax which reduces the estimated liability to $376,364 (CFA187,500,000). No accrual has been recorded with respect to this estimated liability as payments totalling $376,364 (CFA187,500,000) were paid prior to December 31, 2006.

GeoCam deposited with the Cameroon tax authority $116,764 (CFA62,500,000) on September 30, 2006 which corresponded to the surface area tax for 2003. On November 30, 2006, GeoCam deposited with the Cameroon tax authority a further $259,600 (CFA125,000,000) which related to the surface area tax for both 2004 and 2005.

Subsequent to year end, GeoCam deposited an additional $128,675 (CFA62,500,000) for the surface area tax for 2006. This amount was accrued as a liability as at December 31, 2006.

GeoCam believes, based on discussions with the litigation department of the Directorate of Taxation, that the litigation procedure whereby GeoCam contests the penalties related to the surface area will be a productive approach to resolve this matter. On January 17, 2007, GeoCam paid $57,170 (CFA29,500,000), representing approximately 10% of the total contested amount to be paid according to the provision of Article L121 of the fiscal procedures in force in order to proceed with the litigation procedure. This amount has been recorded as a deposit and accrued as at December 31, 2006. The amount paid to contest the penalties related to the surface area taxes has been recorded as a deposit on the basis that it can be applied against future exploration permit fees. Except for this amount paid to contest surface area tax penalties, the Company has recorded all surface fee payments as an expense (exploration costs) as there was no future value to the payments.

Approximately 90% (CFA265,194,200) relating to disputed penalties and CFA52,500,000 relating to the disputed surface area subject to tax remain unpaid to the Cameroon tax authority as at December 31, 2006. These amounts have not been accrued by the Company as at December 31, 2006 as management deemed the chance that the Company will be required to pay these amounts to be remote.”

Engineering Comments

General

39.	We note that you refer to or use the terms such as proven, probable, measured, indicated, or inferred. resources on your website. As you may know, for U.S. reporting purposes, measures of mineral reserves must be consistent with the definitions set forth in Industry Guide 7. These generally differ from measurement systems that guide the estimation of resources. If you

United States Securities and Exchange Commission July 3, 2007 Page 20

continue to make references on your web site to reserve measures other than those recognized by the SEC, please accompany such disclosure with the following cautionary language:

"Cautionary Note to U.S. Investors - The United States Securities and Exchange Commission limits disclosure for U.S. reporting purposes to mineral deposits that a company can economically and legally extract or produce. We use certain terms on this web site, such as "reserves," "resources," "geologic resources," "proven," "probable," "measured," "indicated," or "inferred," which may not be consistent with the reserve definitions. established by the SEC. U.S. investors are urged to consider closely the disclosure in our Form 10, File No. 000-52646. You can review and obtain copies of these filings from the SEC's website at http: //www. s co. gov/edgar: shtml. "

Response:

The Company has added the suggested language to its website.

Description 'of Mineral projects, gage 27.

40.	Your disclosure contains more detailed technical information than is helpful, as it tends to obscure what is important and does not allow for proper focus in the narrative. Please condense and summarize these sections. You should provide definitions in a glossary for words that cannot be adequately defined in the text. The required disclosures should provide information that has a direct bearing on your properties, and be understandable to the average investor. We expect you will need to substantially revise the disclosures to comply with the guidance in Industry Guide 7, paragraph (b)(5), which calls for a "brief description" of the rock fat Illations and mineralization.

Response:

We have substantially revised the disclosure, as suggested.

Mineral Resources and Minerals Reserves, page 38

41.	We note your statements of tonnage and grade for mineral resources within this section of the filing. As a U. S. incorporated company you may only use mineral reserves as described in Industry Guide 7 to describe your. mineralization. Unfortunately, Industry Guide 7 does not recognize or allow

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the use of resource systems to disclose non-reserve mineralization within SEC filings. Please remove all references to mineral resources from your filing.

Response:

We have removed references to mineral resources and similar terms, changed use of the word “inferred” to “probable” and eliminated other disclosure that would be covered by the Comment.

42.	As footnotes or as part of your reserve tables, disclose the following:

Whether your reserve estimates incorporate losses for mine dilution and mining recovery.

The metallurgical recovery factor for each mine.

All prices and currency conversion factors used to estimate your reserves.

Percent ownership of each mine

Whether quantities disclosed are for the entire mine or limited to your share.

Response:

We have added suggested disclosure, or clarified the information presented..

Exhibit 10.15

43.	Remove the technical report attached as an exhibit. Industry Guide 7 specifically prohibits technical studies being attached to registration statements.

Response: The technical report has been removed. Exhibit 99.1, page 11

44.	Please clarify which inferred resource estimate is appropriate for the Mada deposit and remove the other.

United States Securities and Exchange Commission July 3, 2007 Page 22

Response:

This exhibit is a copy of the Final Short Form Prospectus as previously filed by Registrant in connection with one of its offerings in Canada and is available on SEDAR. Rather than make the suggested change and have two slightly different documents available, we have removed this exhibit.

Amendment No. 1 to the Form 10 has been marked to show changes for the original filing, including changes made in response to the Staff’s comment letter dated June 11. Please contact the undersigned with any question regarding this filing or any related matter.

Sincerely,

ALAN W. PERYAM, LLC

By: /s/ Alan W. Peryam

AWP:blk

Cc:	Geovic Mining Corp.
Ernest & Young LLP